Components of Net Periodic Benefit Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 25,875	¥ 23,331	¥ 21,759
Interest cost	12,354	12,636	12,535
Expected return on plan assets	(16,485)	(16,591)	(15,808)
Amortization of net transition obligation	722	722	722
Amortization of prior service credit	(13,674)	(13,878)	(13,650)
Amortization of actuarial loss	14,462	14,545	13,923
Defined Benefit Plan, Net Periodic Benefit Cost, Total	23,254	20,765	19,481
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	5,756	5,660	2,426
Interest cost	12,748	11,792	4,251
Expected return on plan assets	(12,112)	(10,540)	(4,211)
Amortization of prior service credit	(93)	(116)	(98)
Amortization of actuarial loss	621	1,050	1,014
Defined Benefit Plan, Net Periodic Benefit Cost, Total	¥ 6,920	¥ 7,846	¥ 3,382